ALLSTATE LIFE INSURANCE COMPANY
                          LAW AND REGULATION DEPARTMENT
                          3100 Sanders Road , Suite J5B
                         Northbrook, Illinois 60062-7154



TERRY R. YOUNG                                 Writer's Direct Dial 847 402-0475
Associate Counsel                                        Facsimile: 847 402-3781

                                               May  4, 2004

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: Allstate Life of New York Separate Account A ("Registrant") Post-Effective Amendment No. 5 ("Amendment") to
              Form N-4 Registration Statement ("Registration Statement") File Nos. 333-93889 and 811-07467; CIK No. 0000948255

Commissioners:

     On behalf of Allstate Life Insurance Company of New York (the "Company") and the Registrant, we are transmitting for filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of the Prospectus and Statement of Additional Information for the variable annuity contracts offered by the Company that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced Registration Statement. The Registration Statement was filed electronically with the Commission on April 21, 2004.

     Please direct any question or comment to me at the number above.


                                   Sincerely,

                                   /s/ Terry R. Young
                                   ------------------
                                   Terry R. Young, Esq.